Earnings per share - Schedule of Basic and Diluted Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Net income attributable to common shareholders	$ 37,512	$ 26,736
Basic weighted average number of common shares outstanding	28,694,635	30,273,036
Stock options	300,392	384,702
DSUs	156,690	129,193
RSUs	221,314	202,606
Diluted weighted average number of common shares outstanding	29,373,031	30,989,537
Basic earnings per common share (in dollars per share)	$ 1.31	$ 0.88
Diluted earnings per common share (in dollars per share)	$ 1.28	$ 0.86